Federal Home Loan Bank ("FHLB") Advances	12 Months Ended
Dec. 31, 2016
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank ("FHLB") Advances
(9)	Federal Home Loan Bank (“FHLB”) Advances

A summary of FHLB advances at December 31, 2016 and 2015 is presented below (dollars in thousands).

At December 31, 2016
Maturing in the year ending	Advance type	Interest rate	Amount
2017	Fixed Rate	0.71%	$10,000
2017	Fixed Rate	0.51%	10,000
2017	Fixed Rate	0.71%	3,000
2017	Fixed Rate	0.84%	8,000
2017	Fixed Rate	0.76%	7,000
2017	Fixed Rate	0.80%	7,000
2017	Fixed Rate	0.93%	10,000
2017	Fixed Rate	0.66%	10,000

			$65,000

At December 31, 2015
Maturing in the year ending	Advance type	Interest rate	Amount
2016	Fixed Rate	0.32%	$7,500
2016	Fixed Rate	0.37%	20,000

			$27,500

At December 31, 2016, the Company had total credit availability of approximately $52.8 million with the FHLB. Advances are secured by a blanket lien on certain loans and the Company’s FHLB stock. Pursuant to the collateral agreement, borrowing capacity is determined by the amount of qualifying collateral pledged. As of December 31, 2016 the Company had qualifying collateral pledged of $117.8 million in loans and FHLB stock of $3.5 million.